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                                   LAKE SHORE
                                   ----------
                                 Family of Funds

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       Investment Adviser                                Shareholder Services
  Lake Shore Fund Group, LLC                         Lake Shore Family of Funds
        an affiliate of                                     P.O. Box 5354
Cambridge Financial Group, Inc.                      Cincinnati, Ohio 45201-5354
 8280 Montgomery Rd, Suite 302                              1.800.266.9532
      Cincinnati, OH 45236

May 4, 2000

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Lake Shore Family of Funds
     File No. 333-37541 and 811-8431

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Schwartz Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 3) has been filed electronically.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary